UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
250 West 55th Street
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. The schedule of investments for the three-month period ended January 31, 2017 is filed herewith.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.3%)
AUSTRALIA (1.1%)
Health Care (1.1%)
CSL Ltd. (a)	26,700	$2,276,176

BRAZIL (1.0%)
Energy (1.0%)
Ultrapar Participacoes SA, ADR	97,700	2,045,838

CANADA (2.9%)
Materials (1.4%)
Potash Corp. of Saskatchewan, Inc.	159,700	2,971,249

Telecommunication Services (1.5%)
TELUS Corp.	90,200	3,011,172

		5,982,421

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	16,700	3,036,344

GERMANY (5.9%)
Health Care (4.5%)
Bayer AG (a)	35,900	3,987,739
Fresenius Medical Care AG & Co. KGaA (a)	62,000	5,060,731

		9,048,470

Materials (1.4%)
Linde AG (a)	17,600	2,862,188

		11,910,658

HONG KONG (9.0%)
Consumer Discretionary (1.5%)
Samsonite International SA (a)	973,400	3,057,002

Financials (3.0%)
AIA Group Ltd. (a)	960,000	5,943,696

Industrials (3.5%)
Jardine Matheson Holdings Ltd. (a)	84,600	5,217,716
MTR Corp. Ltd. (a)	382,200	1,941,635

		7,159,351

Real Estate (1.0%)
Swire Pacific Ltd., Class A (a)	201,000	2,047,769

		18,207,818

ISRAEL (2.7%)
Information Technology (2.7%)
Check Point Software Technologies Ltd. (b)	55,800	5,511,366

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

ITALY (1.5%)
Energy (1.5%)
Tenaris SA, ADR	84,600	$2,964,384

JAPAN (12.9%)
Consumer Discretionary (1.5%)
Shimano, Inc. (a)	18,500	2,917,222

Consumer Staples (3.1%)
Japan Tobacco, Inc. (a)	193,400	6,238,221

Industrials (1.6%)
FANUC Corp. (a)	16,700	3,278,655

Information Technology (1.8%)
Keyence Corp. (a)	9,400	3,650,650

Materials (3.1%)
Shin-Etsu Chemical Co. Ltd. (a)	73,200	6,315,006

Real Estate (1.8%)
Daito Trust Construction Co. Ltd. (a)	26,400	3,690,698

		26,090,452

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (a)(b)(c)	1,424,182	—

MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	64,200	4,829,768

PHILIPPINES (1.0%)
Real Estate (1.0%)
Ayala Land, Inc. (a)	2,972,600	2,124,767

SINGAPORE (5.1%)
Financials (1.0%)
Oversea-Chinese Banking Corp. Ltd. (a)	308,729	2,059,101

Real Estate (1.6%)
City Developments Ltd. (a)	487,900	3,202,568

Telecommunication Services (2.5%)
Singapore Telecommunications Ltd. (a)	1,878,100	5,163,634

		10,425,303

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	319,900	2,983,018

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares (a)	127,000	4,073,110

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

SWITZERLAND (11.2%)
Consumer Staples (3.0%)
Nestle SA (a)	84,100	$6,161,545

Health Care (8.2%)
Novartis AG (a)	113,300	8,364,661
Roche Holding AG (a)	34,500	8,174,713

		16,539,374

		22,700,919

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,232,000	7,341,316

THAILAND (2.0%)
Financials (2.0%)
Kasikornbank PCL (a)	767,400	4,089,801

UNITED KINGDOM (21.0%)
Consumer Discretionary (2.5%)
Whitbread PLC (a)	100,600	4,979,905

Consumer Staples (2.2%)
British American Tobacco PLC (a)	71,100	4,388,852

Energy (3.9%)
John Wood Group PLC (a)	279,100	2,952,577
Royal Dutch Shell PLC, B Shares (a)	174,300	4,922,999

		7,875,576

Financials (3.4%)
Prudential PLC (a)	193,900	3,757,538
Standard Chartered PLC (a)(b)	327,900	3,210,910

		6,968,448

Industrials (4.4%)
Experian PLC (a)	206,300	3,984,117
Rolls-Royce Holdings PLC (a)(b)	351,600	2,961,394
Weir Group PLC (The) (a)	81,200	2,057,005

		9,002,516

Materials (1.0%)
BHP Billiton PLC (a)	113,500	2,069,990

Telecommunication Services (3.6%)
Inmarsat PLC (a)	334,100	2,559,807
Vodafone Group PLC (a)	1,959,900	4,800,833

		7,360,640

		42,645,927

VENEZUELA (0.0%)
Financials (0.0%)
Banco Venezolano de Credito SA (a)(b)(c)	156	—

Industrials (0.0%)
Cemex Venezuela SACA-I (a)(b)(c)	15,843,815	—

		—

Total Common Stocks		179,239,386

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund

EXCHANGE TRADED FUNDS (0.0%)
RUSSIA (0.0%)
Renaissance Pre-IPO Fund ETF (a)(b)(c)	$92,634	$—

Total Exchange Traded Funds		—

GOVERNMENT BONDS (0.0%)
VENEZUELA (0.0%)
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (a)(c)	49,500,000	—
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (a)(c)	20,000,000	—

		—

Total Government Bonds		—

PREFERRED STOCKS (7.7%)
BRAZIL (2.0%)
Financials (2.0%)
Banco Bradesco SA, ADR, Preferred Shares	406,900	4,203,277

GERMANY (2.5%)
Consumer Staples (2.5%)
Henkel AG & Co. KGaA, Preferred Shares (a)	41,200	5,029,418

REPUBLIC OF SOUTH KOREA (3.2%)
Information Technology (3.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	4,800	6,487,197

Total Preferred Stocks		15,719,892

SHORT-TERM INVESTMENT (2.7%)
UNITED STATES (2.7%)
State Street Institutional U.S. Government Money Market Fund (d)	5,416,954	5,416,954

Total Short-Term Investment		5,416,954

Total Investments (Cost $251,076,643) (e)—98.7%		200,376,232

Other Assets in Excess of Liabilities—1.3%		2,561,412

Net Assets—100.0%		$202,937,644

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2017.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR American Depositary Receipt

VEF Venezuelan Bolivar

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (89.1%)
AUSTRALIA (1.1%)
Health Care (1.1%)
CSL Ltd. (a)	12,000	$1,023,000

BRAZIL (1.0%)
Energy (1.0%)
Ultrapar Participacoes SA, ADR	44,100	923,454

CANADA (3.0%)
Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	72,800	1,354,457

Telecommunication Services (1.5%)
TELUS Corp.	40,700	1,358,700

		2,713,157

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	7,500	1,363,628

GERMANY (5.8%)
Health Care (4.4%)
Bayer AG (a)	16,100	1,788,373
Fresenius Medical Care AG & Co. KGaA (a)	27,400	2,236,517

		4,024,890

Materials (1.4%)
Linde AG (a)	8,000	1,300,994

		5,325,884

HONG KONG (9.2%)
Consumer Discretionary (1.5%)
Samsonite International SA (a)	439,600	1,380,581

Financials (3.1%)
AIA Group Ltd. (a)	452,200	2,799,729

Industrials (3.6%)
Jardine Matheson Holdings Ltd. (a)	38,200	2,355,990
MTR Corp. Ltd. (a)	183,500	932,208

		3,288,198

Real Estate (1.0%)
Swire Pacific Ltd., Class A (a)	91,000	927,100

		8,395,608

ISRAEL (2.7%)
Information Technology (2.7%)
Check Point Software Technologies Ltd. (b)	25,200	2,489,004

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

ITALY (1.5%)
Energy (1.5%)
Tenaris SA, ADR	38,200	$1,338,528

JAPAN (13.2%)
Consumer Discretionary (1.4%)
Shimano, Inc. (a)	8,300	1,308,808

Consumer Staples (3.3%)
Japan Tobacco, Inc. (a)	92,900	2,996,540

Industrials (1.7%)
FANUC Corp. (a)	7,600	1,492,082

Information Technology (1.8%)
Keyence Corp. (a)	4,200	1,631,141

Materials (3.1%)
Shin-Etsu Chemical Co. Ltd. (a)	33,100	2,855,556

Real Estate (1.9%)
Daito Trust Construction Co. Ltd. (a)	12,300	1,719,530

		12,003,657

MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	29,400	2,211,762

PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc. (a)	1,342,300	959,455

SINGAPORE (5.1%)
Financials (1.0%)
Oversea-Chinese Banking Corp. Ltd. (a)	138,362	922,820

Real Estate (1.6%)
City Developments Ltd. (a)	220,300	1,446,046

Telecommunication Services (2.5%)
Singapore Telecommunications Ltd. (a)	842,300	2,315,813

		4,684,679

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	144,500	1,347,440

SWEDEN (2.1%)
Industrials (2.1%)
Atlas Copco AB, A Shares (a)	58,600	1,879,403

SWITZERLAND (11.2%)
Consumer Staples (3.1%)
Nestle SA (a)	37,700	2,762,072

Health Care (8.1%)
Novartis AG (a)	50,200	3,706,143

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

Roche Holding AG (a)	15,600	$3,696,392

		7,402,535

		10,164,607

TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	543,000	3,235,661

THAILAND (2.0%)
Financials (2.0%)
Kasikornbank PCL (a)	346,500	1,846,646

UNITED KINGDOM (21.2%)
Consumer Discretionary (2.5%)
Whitbread PLC (a)	45,411	2,247,937

Consumer Staples (2.2%)
British American Tobacco PLC (a)	32,100	1,981,465

Energy (3.9%)
John Wood Group PLC (a)	125,800	1,330,828
Royal Dutch Shell PLC, B Shares (a)	78,700	2,222,835

		3,553,663

Financials (3.5%)
Prudential PLC (a)	91,400	1,771,217
Standard Chartered PLC (a)(b)	148,100	1,450,246

		3,221,463

Industrials (4.5%)
Experian PLC (a)	93,200	1,799,902
Rolls-Royce Holdings PLC (a)(b)	158,800	1,337,512
Weir Group PLC (The) (a)	36,600	927,172

		4,064,586

Materials (1.0%)
BHP Billiton PLC (a)	51,300	935,599

Telecommunication Services (3.6%)
Inmarsat PLC (a)	146,900	1,125,518
Vodafone Group PLC (a)	885,000	2,167,834

		3,293,352

		19,298,065

Total Common Stocks		81,203,638

PREFERRED STOCKS (7.8%)
BRAZIL (2.1%)
Financials (2.1%)
Banco Bradesco SA, ADR, Preferred Shares	183,750	1,898,137

GERMANY (2.5%)
Consumer Staples (2.5%)
Henkel AG & Co. KGaA, Preferred Shares (a)	18,600	2,270,563

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Select International Equity Fund II

REPUBLIC OF SOUTH KOREA (3.2%)
Information Technology (3.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	2,200	$2,973,299

Total Preferred Stocks		7,141,999

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund (c)	1,508,585	1,508,585

Total Short-Term Investment		1,508,585

Total Investments (Cost $99,288,108) (d)—98.6%		89,854,222

Other Assets in Excess of Liabilities—1.4%		1,315,069

Net Assets—100.0%		$91,169,291

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (11.0%)
UNITED STATES (11.0%)
Ally Auto Receivables Trust, Series 2016-2, Class A3 (USD), 1.35%, 05/15/2020	$2,001,000	$1,999,341
Ally Master Owner Trust, Series 2014-5, Class A2, (USD), 1.60%, 10/15/2019	2,167,000	2,169,204
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A, (USD), 2.97%, 02/20/2020 (a)	1,458,000	1,479,519
Series 2015-2A, Class A (USD), 2.63%, 12/20/2021 (a)	1,490,000	1,482,895
BMW Vehicle Lease Trust
Series 2015-2, Class A3 (USD), 1.40%, 09/20/2018	2,080,000	2,081,320
Series 2016-2, Class A3, (USD), 1.43%, 09/20/2019	1,118,000	1,114,431
Chase Issuance Trust
Series 2007-B1, Class B1, (USD), 1.02%, 04/15/2019 (b)	3,640,000	3,639,718
Series 2007-C1, Class C1, (USD), 1.23%, 04/15/2019 (b)	2,960,000	2,960,370
Series 2015-A5, Class A5, (USD), 1.36%, 04/15/2020	2,483,000	2,482,620
Series 2016-A5, Class A5, (USD), 1.27%, 07/15/2021	2,036,000	2,012,271
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 (USD), 2.88%, 01/23/2023	2,054,000	2,113,853
Discover Card Execution Note Trust
Series 2016-A4, Class A4, (USD), 1.39%, 03/15/2022	2,415,000	2,392,790
Series 2017-A2, Class A2 (USD), 2.39%, 07/15/2024	2,248,000	2,248,278
Ford Credit Floorplan Master Owner Trust A, Series 2012-5, Class A, (USD), 1.49%, 09/15/2019	2,060,000	2,062,682
GM Financial Automobile Leasing Trust
Series 2014-2A, Class A3 (USD), 1.22%, 01/22/2018 (a)	636,737	636,803
Series 2015-2, Class A2B (USD), 1.20%, 04/20/2018 (b)	1,193,426	1,193,358
Series 2016-3, Class A3, (USD), 1.61%, 12/20/2019	1,221,000	1,218,906
Honda Auto Receivables Owner Trust
Series 2014-1, Class A3 (USD), 0.67%, 11/21/2017	46,023	46,012
Series 2016-3, Class A2, (USD), 1.01%, 10/18/2018	2,030,000	2,028,148
Series 2016-4, Class A2, (USD), 1.04%, 04/18/2019	2,977,000	2,969,943
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, (USD), 1.35%, 08/15/2019	1,935,000	1,930,335
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B (USD), 1.04%, 06/15/2018 (b)	816,884	816,926
Navistar Financial Dealer Note Master Trust II, Series 2015-1, Class A (USD), 2.16%, 06/25/2020 (a)(b)	1,990,000	1,991,841
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 1.29%, 03/25/2026 (b)	475,901	477,244
Series 2011-2, Class A1 (USD), 1.37%, 11/25/2027 (b)	976,348	975,690
Series 2013-2, Class A (USD), 1.22%, 06/25/2043 (b)	648,601	640,789
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A (USD), 2.04%, 03/15/2022	1,528,000	1,536,684
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, (USD), 1.06%, 05/15/2019	1,867,000	1,863,633
United States Small Business Administration, Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	129,635	129,839
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3 (USD), 0.70%, 04/20/2018	332,533	332,334
Volvo Financial Equipment LLC, Series 2016-1A, Class A3 (USD), 1.67%, 02/18/2020 (a)	730,000	731,084

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, (USD), 1.23%, 10/20/2019 (b)	$1,900,000	$1,901,173

		51,660,034

Total Asset-Backed Securities		51,660,034

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.6%)
UNITED STATES (7.6%)
Barclays Commercial Mortgage Securities Trust, Series 2015-SLP, Class B (USD), 2.37%, 02/15/2028 (a)(b)	1,550,000	1,532,051
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM (USD), 1.46%, 06/11/2050 (a)(b)	2,494,750	2,461,423
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (b)	1,580,000	1,599,299
Commercial Mortgage Trust
Series 2014-TWC, Class B (USD), 2.38%, 02/13/2032 (a)(b)	1,580,000	1,583,262
Series 2015-DC1, Class ASB (USD), 3.14%, 02/10/2048	1,540,000	1,581,377
Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	928,652	938,401
FDIC Guaranteed Notes Trust, Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (a)	1,462,025	1,473,127
FREMF Mortgage Trust
Series 2011-K703, Class B (USD), 4.88%, 07/25/2044 (a)(b)	1,810,000	1,870,918
Series 2012-K23, Class C, (USD), 3.66%, 10/25/2045 (a)(b)	721,000	702,029
Series 2013-K29, Class B (USD), 3.48%, 05/25/2046 (a)(b)	1,020,000	1,034,013
Series 2013-K32, Class B, (USD), 3.54%, 10/25/2046 (a)(b)	1,997,181	2,023,644
GS Mortgage Securites Corp. Trust, Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (a)	2,370,000	2,402,967
GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class B (USD), 3.07%, 08/15/2032 (a)(b)	2,250,000	2,266,923
Hilton USA Trust, Series 2016-SFP, Class C, (USD), 4.12%, 11/05/2035 (a)	1,989,000	1,998,559
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class C (USD), 3.62%, 09/05/2032 (a)(b)	2,025,000	2,066,074
JP Morgan Mortgage Trust, Series 2016-5, Class A1 (USD), 2.60%, 12/25/2046 (a)(b)	1,403,639	1,403,874
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, (USD), 2.20%, 09/13/2031 (a)	2,166,000	2,127,208
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	1,272,542	1,288,158
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class B (USD), 4.39%, 01/05/2043 (a)(b)	760,000	717,983
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	1,500,000	1,342,126
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10 (USD), 3.50%, 11/25/2046 (a)(b)	949,482	968,194
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class ASB (USD), 3.40%, 06/15/2048	930,000	959,524
Series 2015-LC22, Class ASB (USD), 3.57%, 09/15/2058	1,060,000	1,102,229

		35,443,363

Total Commercial Mortgage-Backed Securities		35,443,363

NON-AGENCY MORTGAGE-BACKED SECURITIES (10.5%)
UNITED STATES (10.5%)
Agate Bay Mortgage Trust, Series 2016-3, Class A5 (USD), 3.50%, 08/25/2046 (a)(b)	1,674,082	1,707,073
Alternative Loan Trust
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	1,381,045	1,359,317
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	1,130,891	1,032,734
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	421,949	427,723
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 3.28%, 07/25/2034 (b)	707,571	697,254

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	$576,937	$562,958
Citigroup Mortgage Loan Trust
Series 2005-11, Class A3 (USD), 2.99%, 11/25/2035 (b)	1,126,473	1,081,279
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (a)(b)	559,673	584,141
Series 2015-PS1, Class A1 (USD), 3.75%, 09/25/2042 (a)(b)	935,023	964,957
Credit Suisse Mortgage Capital Trust
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (a)(b)	1,075,917	1,083,314
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (a)(b)	1,377,486	1,386,956
Series 2013-7, Class A2 (USD), 3.00%, 08/25/2043 (a)(b)	897,093	850,304
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (a)(b)	1,033,759	1,016,819
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	1,354,080	1,428,404
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 3.34%, 01/25/2036 (b)	1,129,422	1,016,699
Series 2006-AR1, Class A1 (USD), 3.13%, 08/25/2036 (b)	310,375	297,758
JP Morgan Mortgage Trust
Series 15-6, Class A13 (USD), 3.50%, 10/25/2045 (a)(b)	1,980,834	1,977,739
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)	1,917,484	1,917,484
Series 2005-A4, Class 3A1 (USD), 3.03%, 07/25/2035 (b)	1,206,570	1,197,901
Series 2005-A5, Class 2A2 (USD), 3.27%, 08/25/2035 (b)	1,034,407	1,043,622
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	886,615	934,236
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (a)(b)	1,244,590	1,204,068
Series 2013-1, Class B1 (USD), 3.52%, 03/25/2043 (a)(b)	2,768,271	2,729,876
Series 2014-IVR3, Class 3A1 (USD), 2.95%, 09/25/2044 (a)(b)	1,132,302	1,129,857
Series 2014-IVR6, Class AM (USD), 2.85%, 07/25/2044 (a)(b)	1,485,904	1,475,324
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 3.06%, 02/25/2036 (b)	566,618	526,566
Merrill Lynch Mortgage Investors Trust
Series 2007-2, Class 2A1 (USD), 3.23%, 06/25/2037 (b)	1,196,525	1,162,119
Series 2007-3, Class 2A2 (USD), 3.22%, 09/25/2037 (b)	1,168,218	1,148,530
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 1A (USD), 1.32%, 12/08/2020 (b)	2,165,549	2,171,119
New Residential Mortgage Loan Trust
Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (a)(b)	838,636	865,201
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (a)(b)	990,607	1,019,433
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	1,120,095	1,169,368
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (b)	983,444	948,870
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (a)(b)	1,148,226	1,102,952
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (b)	1,304,349	1,251,189
Series 2017-1, Class A4 (USD), 3.50%, 02/25/2047 (a)(b)	2,445,600	2,497,234
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	2,700,372	2,716,905
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 2.86%, 09/25/2037 (b)	1,192,096	1,190,086
Series 2007-4, Class 3A1 (USD), 5.93%, 09/25/2037 (b)	113,706	115,808
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.81%, 08/25/2035 (b)	1,280,348	1,269,317
Wells Fargo Mortgage Backed Securities Trust
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	781,024	780,041
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	236,629	236,733

		49,279,268

Total Non-Agency Mortgage-Backed Securities		49,279,268

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

CORPORATE BONDS (33.6%)
AUSTRALIA (0.9%)
Commercial Banks (0.8%)
KfW (AUD), 6.00%, 08/20/2020 (c)	$3,000,000	$2,541,911
National Australia Bank Ltd. (USD), 1.25%, 03/08/2018 (a)	1,363,000	1,357,645

		3,899,556

Metals & Mining (0.1%)
BHP Billiton Finance USA Ltd. (USD), 1.63%, 02/24/2017	236,000	236,075

		4,135,631

CANADA (0.7%)
Commercial Banks (0.5%)
National Bank of Canada (USD), 1.45%, 11/07/2017	2,110,000	2,111,064

Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources Ltd. (USD), 5.85%, 02/01/2035	965,000	1,053,476

		3,164,540

CHILE (0.3%)
Transportation (0.3%)
Empresa de Transporte de Pasajeros Metro SA (USD), 5.00%, 01/25/2047 (a)	1,401,000	1,402,751

FRANCE (0.9%)
Apparel (0.6%)
LVMH Moet Hennessy Louis Vuitton SE (USD), 1.63%, 06/29/2017 (a)	2,950,000	2,953,611

Commercial Banks (0.3%)
BNP Paribas SA (USD), 6.75%, 03/14/2022 (a)(b)(d)	1,550,000	1,546,125

		4,499,736

GUERNSEY (0.6%)
Commercial Banks (0.6%)
Credit Suisse Group Funding Guernsey Ltd. (USD), 3.80%, 09/15/2022	2,660,000	2,683,187

LUXEMBOURG (0.2%)
Miscellaneous Manufacturing (0.2%)
Pentair Finance SA (USD), 3.15%, 09/15/2022	1,200,000	1,187,956

MEXICO (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Petroleos Mexicanos (USD), 6.50%, 03/13/2027 (a)	1,400,000	1,441,580

NETHERLANDS (1.1%)
Commercial Banks (0.8%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (USD), 4.38%, 08/04/2025	1,700,000	1,741,851
Cooperatieve Rabobank UA (USD), 3.95%, 11/09/2022	2,150,000	2,202,718

		3,944,569

Pharmaceutical (0.3%)
Teva Pharmaceutical Finance Netherlands III BV (USD), 4.10%, 10/01/2046	1,510,000	1,279,225

		5,223,794

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

NORWAY (1.1%)
Commercial Banks (1.1%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (a)	$5,020,000	$5,036,857

PANAMA (1.0%)
Leisure Time (1.0%)
Carnival Corp. (USD), 3.95%, 10/15/2020	4,350,000	4,593,082

SUPRANATIONAL (0.7%)
Banks (0.7%)
International Bank for Reconstruction & Development
Series GDIF (AUD), 3.50%, 04/29/2019	2,423,000	1,891,333
(NZD), 4.63%, 02/26/2019	1,930,000	1,466,989

		3,358,322

SWEDEN (2.1%)
Commercial Banks (2.1%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (a)	4,300,000	4,312,840
Skandinaviska Enskilda Banken AB (USD), 2.63%, 03/15/2021	2,733,000	2,739,461
Svenska Handelsbanken AB (USD), 2.45%, 03/30/2021	2,607,000	2,597,711

		9,650,012

UNITED KINGDOM (1.6%)
Commercial Banks (1.2%)
HSBC Holdings PLC (USD), 6.88%, 06/01/2021 (b)(d)	2,243,000	2,387,745
Santander UK Group Holdings PLC (USD), 3.57%, 01/10/2023	3,160,000	3,175,958

		5,563,703

Diversified Telecommunication Services (0.4%)
British Telecommunications PLC (USD), 1.25%, 02/14/2017	1,886,000	1,886,113

		7,449,816

UNITED STATES (22.1%)
Aerospace & Defense (0.5%)
United Technologies Corp. (USD), 3.75%, 11/01/2046	2,450,000	2,307,295

Auto Manufacturers (0.7%)
Ford Motor Credit Co. LLC (USD), 3.10%, 05/04/2023	1,631,000	1,581,840
General Motors Co. (USD), 5.00%, 04/01/2035	1,860,000	1,838,748

		3,420,588

Beverages (0.8%)
Anheuser-Busch InBev Finance, Inc. (USD), 4.90%, 02/01/2046	2,010,000	2,159,391
Anheuser-Busch InBev Worldwide, Inc. (USD), 1.38%, 07/15/2017	1,495,000	1,495,742

		3,655,133

Biotechnology (0.3%)
Amgen, Inc.
(USD), 2.13%, 05/15/2017	342,000	342,920
(USD), 1.25%, 05/22/2017	495,000	495,053
(USD), 4.40%, 05/01/2045	730,000	696,119

		1,534,092

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Commercial Banks (4.3%)
Bank of America Corp. (USD), 3.82%, 01/20/2028 (b)	$2,205,000	$2,194,923
Bank of New York Mellon Corp. (USD), 2.60%, 02/07/2022	2,190,000	2,185,314
Citigroup, Inc. (USD), 4.45%, 09/29/2027	2,560,000	2,601,388
Citizens Financial Group, Inc. (USD), 5.16%, 06/29/2023 (b)	1,880,000	1,947,037
Goldman Sachs Group, Inc. (USD), 3.50%, 11/16/2026	1,400,000	1,361,333
Goldman Sachs Group, Inc. (The) (USD), 4.25%, 10/21/2025	1,710,000	1,734,675
JPMorgan Chase & Co. (USD), 4.35%, 08/15/2021	3,030,000	3,244,736
Morgan Stanley (USD), 4.00%, 07/23/2025	1,900,000	1,942,744
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	3,100,000	3,141,289

		20,353,439

Computers & Peripherals (1.1%)
Apple, Inc.
(USD), 4.65%, 02/23/2046	3,203,000	3,379,235
(USD), 3.85%, 08/04/2046	1,800,000	1,677,249

		5,056,484

Diversified Financial Services (0.5%)
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (a)	1,070,000	1,034,185
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	1,200,000	1,217,243

		2,251,428

Diversified Telecommunication Services (0.4%)
AT&T, Inc. (USD), 4.75%, 05/15/2046	1,890,000	1,732,888

Electric Utilities (1.7%)
Dominion Resources, Inc. (USD), 1.25%, 03/15/2017	1,154,000	1,154,248
Edison International (USD), 3.75%, 09/15/2017	4,470,000	4,532,281
Entergy Corp. (USD), 2.95%, 09/01/2026	1,151,000	1,088,472
Southern Power Co., Series F (USD), 4.95%, 12/15/2046	1,390,000	1,375,844

		8,150,845

Energy Equipment & Services (1.2%)
Energy Transfer Partners LP
(USD), 4.15%, 10/01/2020	2,540,000	2,657,277
(USD), 4.20%, 04/15/2027	770,000	765,450
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	1,920,000	1,952,830

		5,375,557

Healthcare Products (0.5%)
Medtronic, Inc. (USD), 4.38%, 03/15/2035	2,440,000	2,556,935

Healthcare Providers & Services (0.1%)
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	569,000	561,569

Insurance (0.6%)
American International Group, Inc. (USD), 6.25%, 05/01/2036	2,224,000	2,648,524

Internet (0.8%)
eBay, Inc.
(USD), 1.35%, 07/15/2017	1,586,000	1,586,260
(USD), 3.80%, 03/09/2022	2,050,000	2,112,328

		3,698,588

Machinery-Construction & Mining (0.4%)
Caterpillar Financial Services Corp. (USD), 1.00%, 03/03/2017	1,662,000	1,662,269

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Media (1.2%)
21st Century Fox America, Inc. (USD), 7.30%, 04/30/2028	$1,110,000	$1,423,787
Time Warner Cos., Inc.
(USD), 7.57%, 02/01/2024	2,925,000	3,607,575
(USD), 6.95%, 01/15/2028	450,000	557,765

		5,589,127

Metals & Mining (0.7%)
Glencore Funding LLC
(USD), 4.63%, 04/29/2024 (a)	1,310,000	1,358,830
(USD), 4.00%, 04/16/2025 (a)	1,809,000	1,803,410

		3,162,240

Miscellaneous Manufacturing (0.7%)
Pentair Finance SA (USD), 1.88%, 09/15/2017	3,190,000	3,193,799

Oil, Gas & Consumable Fuels (2.6%)
Chevron Corp. (USD), 1.02%, 02/22/2017 (b)	3,370,000	3,370,478
HollyFrontier Corp. (USD), 5.88%, 04/01/2026	1,980,000	2,059,408
Marathon Oil Corp. (USD), 5.20%, 06/01/2045	1,350,000	1,324,907
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	1,540,000	1,377,746
Murphy Oil Corp. (USD), 6.13%, 12/01/2042	1,980,000	1,885,950
Valero Energy Corp. (USD), 7.50%, 04/15/2032	1,780,000	2,266,047

		12,284,536

Pharmaceutical (0.4%)
AbbVie, Inc. (USD), 4.45%, 05/14/2046	1,271,000	1,195,420
McKesson Corp. (USD), 5.70%, 03/01/2017	525,000	526,983
Wyeth LLC (USD), 5.45%, 04/01/2017	244,000	245,840

		1,968,243

Retail (0.1%)
Lowe’s Cos., Inc. (USD), 1.63%, 04/15/2017	632,000	632,514

Semiconductors (0.6%)
Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD), 3.00%, 01/15/2022 (a)	2,812,000	2,802,982

Software (1.4%)
Electronic Arts, Inc.
(USD), 3.70%, 03/01/2021	2,014,000	2,085,322
(USD), 4.80%, 03/01/2026	640,000	684,077
Microsoft Corp. (USD), 4.45%, 11/03/2045	3,740,000	3,871,472

		6,640,871

Transportation (0.5%)
FedEx Corp. (USD), 4.90%, 01/15/2034	2,170,000	2,333,577

		103,573,523

Total Corporate Bonds		157,400,787

MUNICIPAL BONDS (4.5%)
UNITED STATES (4.5%)
CALIFORNIA (2.2%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	1,880,000	2,268,652
(USD), 6.76%, 07/01/2034	2,927,000	3,942,142
State of California General Obligation Unlimited Bonds (USD), 7.55%, 04/01/2039	2,640,000	3,888,773

		10,099,567

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

CONNECTICUT (0.2%)
State of Connecticut General Obligation Unlimited Bonds (USD), 5.09%, 10/01/2030	$855,000	$963,910

MASSACHUSETTS (0.3%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series E (USD), 4.20%, 12/01/2021	1,450,000	1,551,036

NEW YORK (1.3%)
New York City Transitional Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.77%, 08/01/2036	1,040,000	1,270,193
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	1,440,000	1,657,109
(USD), 5.01%, 08/01/2027	1,010,000	1,141,371
New York State Dormitory Authority Revenue Bonds (Build America Bonds) (USD), 5.50%, 03/15/2030	1,765,000	2,080,229

		6,148,902

PENNSYLVANIA (0.5%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds)
Series B (USD), 4.65%, 02/15/2026	1,340,000	1,454,583
Series B (USD), 5.45%, 02/15/2030	650,000	755,151

		2,209,734

		20,973,149

Total Municipal Bonds		20,973,149

GOVERNMENT BONDS (6.4%)
AUSTRALIA (2.2%)
Australia Government Bond, Series 136 (AUD), 4.75%, 04/21/2027 (a)	7,933,000	7,102,799
International Bank for Reconstruction & Development (NZD), 3.50%, 01/22/2021	4,150,000	3,059,263

		10,162,062

CANADA (1.1%)
Canadian Government Bond (CAD), 1.50%, 06/01/2026	6,590,000	4,951,679

NEW ZEALAND (3.0%)
New Zealand Government Bond
Series 319 (NZD), 5.00%, 03/15/2019 (a)	8,400,000	6,501,642
Series 423 (NZD), 5.50%, 04/15/2023 (a)	2,640,000	2,210,071
Series 427 (NZD), 4.50%, 04/15/2027 (a)	6,920,000	5,573,241

		14,284,954

REPUBLIC OF SOUTH KOREA (0.1%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (a)	730,000	725,241

Total Government Bonds		30,123,936

U.S. AGENCIES (12.7%)
UNITED STATES (12.7%)
Federal Home Loan Mortgage Corp.
(USD), 2.50%, 02/01/2032	3,610,000	3,609,718
(USD), 5.00%, 10/01/2041	1,530,585	1,681,382
(USD), 4.00%, 03/01/2042	2,651,009	2,802,971
(USD), 3.00%, 02/01/2043	1,192,024	1,186,870
(USD), 4.50%, 10/01/2043	1,391,602	1,497,191
(USD), 3.50%, 02/01/2044	3,173,497	3,257,014
(USD), 4.50%, 07/01/2044	1,479,237	1,591,476

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 4.00%, 11/01/2044	$2,634,538	$2,766,530
(USD), 4.00%, 11/01/2044	1,240,410	1,302,555
(USD), 3.08%, 02/01/2045 (b)	3,093,916	3,173,316
(USD), 4.00%, 02/01/2046	1,940,218	2,037,425
(USD), 3.50%, 03/01/2046	1,089,030	1,113,452
(USD), 3.50%, 05/01/2046	3,817,432	3,903,041
(USD), 4.00%, 06/01/2046	1,606,189	1,686,661
(USD), 3.00%, 11/01/2046	3,733,314	3,696,224
Federal National Mortgage Association
(USD), 3.00%, 09/01/2030	1,796,886	1,847,505
(USD), 3.00%, 10/01/2030	2,027,330	2,084,025
(USD), 3.50%, 06/01/2042	1,338,652	1,375,391
(USD), 4.00%, 06/01/2043	1,842,666	1,940,498
(USD), 4.00%, 11/01/2043	1,722,344	1,808,736
(USD), 4.50%, 03/01/2044	1,555,295	1,672,332
(USD), 4.50%, 08/01/2044	1,436,239	1,544,753
(USD), 3.07%, 01/01/2045 (b)	1,585,056	1,632,544
(USD), 3.00%, 06/01/2045	1,809,607	1,795,834
(USD), 3.50%, 06/01/2045	1,879,351	1,929,404
(USD), 4.00%, 07/01/2046	1,982,395	2,081,489
(USD), 3.00%, 11/01/2046	4,522,193	4,481,113

		59,499,450

Total U.S. Agencies		59,499,450

U.S. TREASURIES (9.1%)
UNITED STATES (9.1%)
Treasury Inflation Protected Security
(USD), 0.13%, 07/15/2026 (e)	5,155,533	5,045,488
(USD), 0.75%, 02/15/2045 (e)	2,504,973	2,393,301
U.S. Treasury Bond
(USD), 2.50%, 05/15/2046	10,482,900	9,327,737
(USD), 2.25%, 08/15/2046	8,952,900	7,530,580
U.S. Treasury Note
(USD), 1.13%, 09/30/2021	2,084,100	2,013,926
(USD), 1.25%, 10/31/2021	8,174,400	7,937,628
(USD), 1.75%, 11/30/2021	6,353,000	6,312,671
(USD), 2.00%, 11/15/2026	1,958,400	1,882,244

		42,443,575

Total U.S. Treasuries		42,443,575

AGENCY MORTGAGE-BACKED SECURITIES (1.9%)
UNITED STATES (1.9%)
Federal Home Loan Mortgage Corp.
Series 2016-DNA1, Class M2, CMO, (USD), 3.67%, 07/25/2028 (b)	1,960,000	2,035,819
Series 2016-DNA3, Class M2, CMO, (USD), 2.77%, 12/25/2028 (b)	1,159,000	1,179,815
Series 2016-HQA2, Class M2, CMO, (USD), 3.02%, 11/25/2028 (b)	1,846,000	1,892,425
Structured Agency Credit Risk
Series 2014-HQ2, Class M2, CMO (USD), 2.97%, 09/25/2024 (b)	1,880,000	1,924,289
Series 2015-DNA1, Class M2 (USD), 2.62%, 10/25/2027 (b)	1,820,000	1,849,676

		8,882,024

Total Agency Mortgage-Backed Securities		8,882,024

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

SHORT-TERM INVESTMENT (3.6%)
UNITED STATES (3.6%)
State Street Institutional U.S. Government Money Market Fund (f)	$16,816,250	$16,816,250

Total Short-Term Investment		16,816,250

Total Investments (Cost $470,443,835) (g)—100.9%		472,521,836

Liabilities in Excess of Other Assets—(0.9)%		(4,347,703)

Net Assets—100.0%		$468,174,133

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(c)	This security is government guaranteed.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Inflation linked security.
(f)	Registered investment company advised by State Street Global Advisors.
(g)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
INR	Indian Rupee
KRW	South Korean Won
NZD	New Zealand Dollar
USD	U.S. Dollar

At January 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian 3 Year Bond Futures	104	03/15/2017	$18,669
Euro Bund Futures	22	03/08/2017	(9,025)
United States Treasury Note 6%-5 year	175	03/31/2017	31,820
United States Treasury Note 6%-10 year	86	03/22/2017	(20,156)
United States Treasury Note 6%-30 year	3	03/22/2017	7,560
United States Treasury Note 6%-Ultra Bond	(24)	03/22/2017	49,938
United States Treasury Note 6%-Ultra Long	(29)	03/22/2017	12,873

			$91,679

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/18/2017	Goldman Sachs	AUD	3,050,452	USD	2,307,850	$2,309,380	$1,530
Canadian Dollar/United States Dollar
04/10/2017	Royal Bank of Canada	CAD	6,140,000	USD	4,676,869	4,721,878	45,009

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Total Return Bond Fund

Euro/United States Dollar
03/14/2017	Citibank	EUR	2,250,000	USD	2,340,169	$2,433,007	$92,838
03/14/2017	HSBC Bank	EUR	2,250,000	USD	2,349,749	2,433,007	83,258
03/14/2017	UBS	EUR	4,479,375	USD	4,841,547	4,843,712	2,165
Indian Rupee/United States Dollar
02/07/2017	Barclays Bank	INR	347,330,901	USD	5,143,281	5,115,976	(27,305)
02/07/2017	JPMorgan Chase	INR	171,565,000	USD	2,556,856	2,527,050	(29,806)
02/21/2017	HSBC Bank	INR	322,714,000	USD	4,722,875	4,744,598	21,723
New Zealand Dollar/United States Dollar
03/01/2017	Citibank	NZD	1,805,688	USD	1,300,915	1,323,737	22,822
03/01/2017	Royal Bank of Canada	NZD	751,822	USD	523,211	551,155	27,944
03/01/2017	Westpac Banking Corp.	NZD	5,421,846	USD	3,844,349	3,974,716	130,367

						$34,978,216	$370,545

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/18/2017	Barclays Bank	USD	7,083,020	AUD	9,408,025	$7,122,454	$(39,434)
04/18/2017	Goldman Sachs	USD	7,084,808	AUD	9,408,025	7,122,454	(37,646)
United States Dollar/Canadian Dollar
04/10/2017	Goldman Sachs	USD	5,045,617	CAD	6,596,236	5,072,740	(27,123)
United States Dollar/Euro
03/14/2017	Barclays Bank	USD	2,357,431	EUR	2,250,000	2,433,007	(75,576)
03/14/2017	UBS	USD	11,631,469	EUR	10,963,395	11,855,119	(223,650)
United States Dollar/Indian Rupee
02/07/2017	JPMorgan Chase	USD	2,525,986	INR	171,565,000	2,527,049	(1,063)
02/21/2017	HSBC Bank	USD	4,769,642	INR	322,714,000	4,744,598	25,044
United States Dollar/New Zealand Dollar
03/01/2017	HSBC Bank	USD	12,069,096	NZD	16,992,742	12,457,257	(388,161)
03/01/2017	Westpac Banking Corp.	USD	12,071,593	NZD	16,992,742	12,457,257	(385,664)
United States Dollar/South Korean Won
02/21/2017	JPMorgan Chase	USD	4,763,864	KRW	5,574,900,000	4,798,319	(34,455)

						$70,590,254	$(1,187,728)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2017, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	22,950,000	09/06/2018	Pay	3-month LIBOR Index	1.03%	$(67,731)

						$(67,731)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (88.9%)
ARGENTINA (0.5%)
Banco de Galicia y Buenos Aires SA (USD), 8.25%, 07/19/2026 (a)(b)	$550,000	$584,375
Cablevision SA (USD), 6.50%, 06/15/2021 (a)	1,031,000	1,064,507
IRSA Propiedades Comerciales SA (USD), 8.75%, 03/23/2023 (a)	535,000	573,788

		2,222,670

AUSTRALIA (0.4%)
QBE Insurance Group Ltd. (USD), 6.75%, 12/02/2044 (a)(b)	1,871,000	1,997,293

BRAZIL (3.6%)
Banco do Brasil SA (USD), 9.00%, 06/18/2024 (a)(b)(c)	4,050,000	4,110,750
Marfrig Overseas Ltd. (USD), 9.50%, 05/04/2020 (a)	1,140,000	1,181,325
Petrobras Global Finance BV
(USD), 6.25%, 03/17/2024	1,785,000	1,796,603
(USD), 8.75%, 05/23/2026	2,000,000	2,257,800
Petrobras International Finance Co. (USD), 5.38%, 01/27/2021	6,905,000	6,967,490
QGOG Constellation SA (USD), 6.25%, 11/09/2019 (a)	1,140,000	866,400

		17,180,368

CANADA (5.6%)
Bombardier, Inc. (USD), 5.75%, 03/15/2022 (a)	705,000	696,188
First Quantum Minerals Ltd. (USD), 7.25%, 10/15/2019 (a)	2,616,000	2,714,100
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)	4,878,000	3,758,075
GFL Environmental, Inc. (USD), 9.88%, 02/01/2021 (a)	3,235,000	3,534,237
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA (USD), 8.38%, 12/01/2022 (a)	1,715,000	1,783,600
MEG Energy Corp.
(USD), 6.38%, 01/30/2023 (a)	5,164,000	4,828,340
(USD), 6.50%, 01/15/2025 (a)	1,014,000	1,025,407
SCM Insurance Services, Inc. (CAD), 9.25%, 08/22/2019 (d)(e)	7,230,000	1,944,669
Teck Resources Ltd. (USD), 8.00%, 06/01/2021 (a)	2,700,000	2,983,500
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	526,000	550,985
Telesat Canada / Telesat LLC (USD), 8.88%, 11/15/2024 (a)	2,885,000	3,101,375

		26,920,476

CHILE (0.9%)
VTR Finance BV (USD), 6.88%, 01/15/2024 (a)	3,935,000	4,141,587

DOMINICAN REPUBLIC (0.4%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	1,765,000	1,853,285

EL SALVADOR (0.1%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	463,750

FRANCE (1.3%)
HomeVi SAS (EUR), 6.88%, 08/15/2021 (a)	1,173,000	1,350,130
SFR Group SA
(USD), 6.00%, 05/15/2022 (a)	3,983,000	4,112,447
SFR Group SA
(USD), 7.38%, 05/01/2026 (a)	978,000	1,007,340

		6,469,917

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

GEORGIA (0.1%)
BGEO Group JSC (USD), 6.00%, 07/26/2023 (a)	$500,000	$507,515

GERMANY (2.6%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	4,375,000	4,716,435
PrestigeBidCo GmbH (EUR), 6.25%, 12/15/2023 (a)	837,000	939,683
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	2,985,000	3,385,130
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (USD), 5.50%, 01/15/2023 (a)	3,125,000	3,261,719

		12,302,967

GUATEMALA (0.2%)
Cementos Progreso Trust (USD), 7.13%, 11/06/2023 (a)	545,000	575,803
Industrial Senior Trust (USD), 5.50%, 11/01/2022 (a)	500,000	486,465

		1,062,268

HUNGARY (0.1%)
Nitrogenmuvek Vegyipari Zrt, 7.88%, 05/21/2020 (a)	500,000	523,750

ITALY (1.6%)
Snai SpA (EUR), 6.38%, 11/07/2021 (a)	436,000	498,511
Wind Acquisition Finance SA
(USD), 4.75%, 07/15/2020 (a)	2,235,000	2,285,288
(USD), 7.38%, 04/23/2021 (a)	4,623,000	4,819,015

		7,602,814

KAZAKHSTAN (0.2%)
KazMunayGas National Co. JSC (USD), 7.00%, 05/05/2020 (a)	500,000	551,795
Zhaikmunai LLP (USD), 6.38%, 02/14/2019 (a)	620,000	611,813

		1,163,608

LUXEMBOURG (2.8%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,840,000	1,945,800
ARD Finance SA (USD), 7.13%, 09/15/2023 (a)(f)	1,200,000	1,224,000
Bank of New York Mellon Luxembourg SA (The), Series PRX (EUR), 4.19%, 12/15/2050 (b)	3,100,000	1,673,225
Codere Finance 2 Luxembourg SA (EUR), 6.75%, 11/01/2021 (a)	2,326,000	2,466,523
Fiat Chrysler Finance Europe
(EUR), 4.75%, 03/22/2021 (a)	1,075,000	1,266,108
(EUR), 4.75%, 07/15/2022 (a)	1,060,000	1,253,662
INEOS Group Holdings SA (EUR), 5.38%, 08/01/2024 (a)	2,017,000	2,241,219
MHP SA (USD), 8.25%, 04/02/2020 (a)	500,000	494,436
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (EUR), 6.38%, 05/01/2022 (a)	745,000	862,614

		13,427,587

MEXICO (1.0%)
Alfa SAB de CV (USD), 6.88%, 03/25/2044 (a)	1,288,000	1,226,820
BBVA Bancomer SA (USD), 6.75%, 09/30/2022 (a)	535,000	583,150
Cemex SAB de CV (USD), 7.75%, 04/16/2026 (a)	903,000	1,005,716
Elementia SAB de CV (USD), 5.50%, 01/15/2025 (a)	611,000	592,670
Grupo Posadas SAB de CV (USD), 7.88%, 06/30/2022 (a)	575,000	578,594
Petroleos Mexicanos (USD), 5.38%, 03/13/2022 (a)	560,000	571,592

		4,558,542

NETHERLANDS (2.6%)
Constellium NV (USD), 8.00%, 01/15/2023 (a)	3,780,000	4,006,800
ING Groep NV (USD), 6.50%, 04/16/2025 (b)(c)	2,027,000	1,968,724
Ziggo Secured Finance BV (USD), 5.50%, 01/15/2027 (a)	6,420,000	6,411,975

		12,387,499

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

NIGERIA (0.8%)
Ihs Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	$3,020,000	$3,203,839
Zenith Bank PLC (USD), 6.25%, 04/22/2019 (a)	585,000	584,737

		3,788,576

PARAGUAY (0.1%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	500,000	532,750

PERU (0.1%)
Banco Internacional del Peru SAA Interbank (USD), 6.63%, 03/19/2029 (a)(b)	550,000	599,500

REPUBLIC OF IRELAND (1.1%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 7.25%, 05/15/2024 (a)	2,235,000	2,402,625
Credit Bank of Moscow Via CBOM Finance PLC (USD), 5.88%, 11/07/2021 (a)	580,000	582,271
EDC Finance DAC (USD), 4.88%, 04/17/2020 (a)	1,135,000	1,158,409
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (USD), 7.75%, 02/02/2021 (a)	1,035,000	1,160,085

		5,303,390

RUSSIA (0.8%)
Evraz Group SA (USD), 6.50%, 04/22/2020 (a)	1,100,000	1,170,125
Global Ports Finance PLC (USD), 6.87%, 01/25/2022 (a)	500,000	523,250
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	500,000	518,214
Metalloinvest Finance DAC (USD), 5.63%, 04/17/2020 (a)	500,000	525,250
Sberbank of Russia Via SB Capital SA (USD), 6.13%, 02/07/2022 (a)	1,030,000	1,123,447

		3,860,286

SOUTH AFRICA (1.3%)
MTN Mauritius Investment Ltd. (USD), 6.50%, 10/13/2026 (a)	1,600,000	1,622,080
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(d)	4,647,000	4,530,825

		6,152,905

SPAIN (0.9%)
Obrascon Huarte Lain SA
(EUR), 4.75%, 03/15/2022 (a)	2,001,000	1,593,058
(EUR), 5.50%, 03/15/2023 (a)	629,000	500,692
OHL Investments SA, Series OHL, (EUR), 4.00%, 04/25/2018 (a)	2,000,000	2,047,358

		4,141,108

SWITZERLAND (0.3%)
UBS Group AG (USD), 7.00%, 02/19/2025 (a)(b)(c)	1,339,000	1,415,049

TURKEY (0.9%)
Turkiye Garanti Bankasi A.S. (USD), 6.25%, 04/20/2021 (a)	2,715,000	2,793,428
Turkiye Halk Bankasi A.S. (USD), 5.00%, 07/13/2021 (a)	500,000	470,427
Turkiye Sise ve Cam Fabrikalari A.S. (USD), 4.25%, 05/09/2020 (a)	500,000	492,040
Yasar Holding A.S. (USD), 8.88%, 05/06/2020 (a)	500,000	509,155

		4,265,050

UNITED KINGDOM (10.7%)
Annington Finance No 5 PLC (GBP), 13.00%, 01/15/2023 (a)(f)	1,867,527	2,723,464
Argon Capital PLC for Royal Bank of Scotland (GBP), 2.70%, 03/31/2017 (b)(c)	3,203,000	3,183,204
Boparan Finance PLC (GBP), 5.50%, 07/15/2021 (a)	1,995,000	2,466,391

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

Brighthouse Group PLC (GBP), 7.88%, 05/15/2018 (a)	$2,000,000	$1,656,496
Corral Petroleum Holdings (EUR), 11.75%, 05/15/2021 (a)(f)	2,290,000	2,510,124
CYBG PLC
(GBP), 8.00%, 12/08/2022 (a)(b)(c)	2,640,000	3,144,302
(GBP), 5.00%, 02/09/2026 (a)(b)	2,580,000	3,156,607
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,053,055
Inmarsat Finance PLC (USD), 4.88%, 05/15/2022 (a)	6,717,000	6,616,245
Jaguar Land Rover Automotive PLC (EUR), 2.20%, 01/15/2024 (a)	997,000	1,078,279
Lloyds Bank PLC (GBP), 13.00%, 01/21/2029 (b)(c)	2,218,000	4,966,249
Matalan Finance PLC (GBP), 6.88%, 06/01/2019 (a)	2,480,000	2,630,804
Nationwide Building Society (GBP), 6.88%, 06/20/2019 (a)(b)(c)	1,280,000	1,631,374
Nemean Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	5,917,000	7,294,710
New Look Secured Issuer PLC (GBP), 6.50%, 07/01/2022 (a)	1,264,000	1,444,695
Pizzaexpress Financing 2 PLC (GBP), 6.63%, 08/01/2021 (a)	1,078,000	1,383,141
TVL Finnace PLC (GBP), 8.50%, 05/15/2023 (a)	892,000	1,208,007
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	1,754,100	2,308,714

		51,455,861

UNITED STATES (47.9%)
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	3,753,000	3,694,378
Airxcel, Inc. (USD), 8.50%, 02/15/2022 (a)	1,068,000	1,092,030
Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (USD), 6.63%, 06/15/2024 (a)	1,256,000	1,312,143
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (USD), 5.75%, 03/15/2025 (a)	3,096,000	3,084,390
Alliance Data Systems Corp. (USD), 5.88%, 11/01/2021 (a)	1,125,000	1,164,375
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	5,845,000	6,018,596
Altice US Finance I Corp. (USD), 5.38%, 07/15/2023 (a)	2,693,000	2,814,185
AMC Entertainment Holdings (GBP), 6.38%, 11/15/2024 (a)	1,234,000	1,653,260
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
(USD), 5.50%, 04/01/2023	2,427,000	2,363,291
(USD), 6.38%, 04/01/2024 (a)	978,000	965,775
(USD), 5.25%, 03/15/2025 (a)	423,000	388,631
Axalta Coating Systems LLC (USD), 4.88%, 08/15/2024 (a)	870,000	883,050
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	3,944,000	4,062,320
Calpine Corp. (USD), 5.75%, 01/15/2025	5,030,000	4,941,975
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 5.75%, 02/15/2026 (a)	6,058,000	6,434,735
(USD), 5.50%, 05/01/2026 (a)	332,000	348,600
Cengage Learning, Inc. (USD), 9.50%, 06/15/2024 (a)	6,071,000	5,190,705
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	665,000	686,613
Series Y (USD), 7.50%, 04/01/2024	1,483,000	1,573,834
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	4,097,000	3,666,815
Cheniere Corpus Christi Holdings LLC (USD), 5.88%, 03/31/2025 (a)	1,291,000	1,370,074
Citgo Holding, Inc. (USD), 10.75%, 02/15/2020 (a)	2,925,000	3,139,402
Continental Resources, Inc. (USD), 3.80%, 06/01/2024	3,952,000	3,709,940
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(g)	1,500,000	67,500
Dynegy, Inc. (USD), 7.38%, 11/01/2022	5,655,000	5,612,587
EMI Music Publishing Group North America Holdings, Inc. (USD), 7.63%, 06/15/2024 (a)	3,130,000	3,435,175
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (USD), 6.00%, 07/15/2023 (a)	6,091,000	5,223,032
Equinix, Inc. (USD), 5.88%, 01/15/2026	4,405,000	4,691,325
Florida East Coast Holdings Corp. (USD), 9.75%, 05/01/2020 (a)(d)	1,553,000	1,607,355
Fresh Market, Inc. (The) (USD), 9.75%, 05/01/2023 (a)	3,025,000	2,699,812
Frontier Communications Corp. (USD), 6.88%, 01/15/2025	3,320,000	2,797,100

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

Gardner Denver, Inc. (USD), 6.88%, 08/15/2021 (a)	$4,930,000	$4,942,325
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (e)	7,200,000	—
(USD), 8.38%, 07/15/2049 (e)	3,550,000	—
Goldman Sachs Group, Inc. (The), Series M, (USD), 5.38%, 05/10/2020 (b)(c)	1,960,000	2,007,530
Goodyear Tire & Rubber Co. (The) (USD), 5.00%, 05/31/2026	2,734,000	2,761,340
Grinding Media, Inc. / MC Grinding Media Canada, Inc. (USD), 7.38%, 12/15/2023 (a)	400,000	423,500
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	4,430,000	3,920,550
HCA, Inc.
(USD), 5.25%, 04/15/2025	947,000	999,085
(USD), 5.88%, 02/15/2026	1,823,000	1,900,478
(USD), 5.25%, 06/15/2026	260,000	271,700
HD Supply, Inc. (USD), 5.75%, 04/15/2024 (a)	4,621,000	4,875,155
Hilcorp Energy I LP / Hilcorp Finance Co. (USD), 5.75%, 10/01/2025 (a)	2,628,000	2,664,135
Hornbeck Offshore Services, Inc. (USD), 5.00%, 03/01/2021	3,788,000	2,661,070
JBS USA LUX SA / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	1,947,000	2,008,331
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	3,305,000	3,230,637
Landry’s, Inc. (USD), 6.75%, 10/15/2024 (a)	4,185,000	4,321,012
Level 3 Financing, Inc.
(USD), 5.38%, 08/15/2022	2,729,000	2,824,515
(USD), 5.38%, 01/15/2024	1,000,000	1,013,750
Meritor, Inc. (USD), 6.25%, 02/15/2024	2,580,000	2,606,316
Momentive Performance Materials, Inc. (USD), 8.88%, 10/15/2020 (e)	14,578,000	—
Murphy Oil Corp. (USD), 6.88%, 08/15/2024	659,000	708,425
Nationstar Mortgage LLC / Nationstar Capital Corp. (USD), 6.50%, 07/01/2021	2,550,000	2,610,563
Neiman Marcus Group Ltd., LLC (USD), 8.00%, 10/15/2021 (a)	3,118,000	1,940,955
NewStar Financial, Inc. (USD), 7.25%, 05/01/2020	2,788,000	2,822,850
NRG Energy, Inc.
(USD), 6.63%, 03/15/2023	1,074,000	1,111,590
(USD), 7.25%, 05/15/2026 (a)	1,298,000	1,364,523
Oasis Petroleum, Inc.
(USD), 6.50%, 11/01/2021	993,000	1,020,308
(USD), 6.88%, 01/15/2023	4,270,000	4,392,762
PBF Logistics LP / PBF Logistics Finance Corp. (USD), 6.88%, 05/15/2023	1,767,000	1,806,758
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	3,410,000	3,305,552
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)	4,500,000	4,702,500
Sabine Pass Liquefaction LLC
(USD), 5.88%, 06/30/2026 (a)	1,857,000	2,065,913
(USD), 5.00%, 03/15/2027 (a)	2,015,000	2,120,788
Scientific Games International, Inc. (USD), 7.00%, 01/01/2022 (a)	5,397,000	5,795,029
Sealed Air Corp.
(USD), 5.25%, 04/01/2023 (a)	270,000	282,825
(USD), 5.50%, 09/15/2025 (a)	2,620,000	2,770,650
Service Corp. International (USD), 5.38%, 05/15/2024	3,904,000	4,108,960
Sinclair Television Group, Inc. (USD), 5.63%, 08/01/2024 (a)	4,710,000	4,804,200
Sprint Corp. (USD), 7.88%, 09/15/2023	4,635,000	5,075,325
Sunoco LP / Sunoco Finance Corp. (USD), 6.25%, 04/15/2021	4,339,000	4,459,668
T-Mobile USA, Inc.
(USD), 6.00%, 04/15/2024	756,000	805,140
(USD), 6.50%, 01/15/2026	4,376,000	4,819,070
Tenet Healthcare Corp.
(USD), 4.46%, 06/15/2020 (b)	2,114,000	2,150,995
(USD), 6.75%, 06/15/2023	5,506,000	5,216,935
TerraForm Power Operating LLC (USD), 6.38%, 02/01/2023 (a)(h)	4,732,000	4,885,790
United Rentals North America, Inc. (USD), 5.50%, 07/15/2025	4,725,000	4,919,906
Valeant Pharmaceuticals International, Inc.
(USD), 6.38%, 10/15/2020 (a)	1,745,000	1,537,781
(EUR), 4.50%, 05/15/2023 (a)	6,150,000	4,945,998
(USD), 5.88%, 05/15/2023 (a)	2,625,000	2,011,406

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

Vector Group Ltd. (USD), 6.13%, 02/01/2025 (a)	$1,885,000	$1,941,550
WR Grace & Co-Conn (USD), 5.63%, 10/01/2024 (a)	2,830,000	2,992,725
Zayo Group LLC / Zayo Capital, Inc. (USD), 6.00%, 04/01/2023	5,403,000	5,673,150

		229,295,022

Total Corporate Bonds		425,595,393

GOVERNMENT BONDS (0.4%)
PARAGUAY (0.4%)
Paraguay Government International Bond (USD), 5.00%, 04/15/2026 (a)	1,620,000	1,668,600

Total Government Bonds		1,668,600

BANK LOANS (1.9%)
ITALY (0.6%)
Inter Media Communication (FCE) (EUR), 5.50%, 05/28/2019	2,633,208	2,849,653

UNITED STATES (1.3%)
Asurion LLC (USD), 8.50%, 03/03/2021	3,936,000	3,987,660
Landry’s, Inc., 2016 Term Loan B (USD), 4.00%, 10/04/2023	1,576,000	1,593,167
Lonestar Intermediate Super Holdings, LLC, Term Loan B (USD), 5.00%, 08/31/2021	800,000	834,667

		6,415,494

Total Bank Loans		9,265,147

EXCHANGE TRADED FUNDS (2.5%)
REPUBLIC OF IRELAND (2.5%)
iShares Euro High Yield Corporate Bond UCITS ETF	104,500	12,058,018

Total Exchange Traded Funds		12,058,018

SHORT-TERM INVESTMENT (4.4%)
UNITED STATES (4.4%)
State Street Institutional U.S. Government Money Market Fund (i)	20,767,673	20,767,673

Total Short-Term Investment		20,767,673

Total Investments (Cost $475,791,067) (j)—98.1%		469,354,831

Other Assets in Excess of Liabilities—1.9%		9,326,901

Net Assets—100.0%		$478,681,732

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.70% of net assets as of January 31, 2017.
(e)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments
(f)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(g)	Security is in default.
(h)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(i)	Registered investment company advised by State Street Global Advisors.
(j)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Global High Income Fund

CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro Currency
GBP British Pound Sterling
NOK Norwegian Krone
USD U.S. Dollar

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
03/01/2017	Barclays Bank	GBP	7,158,000	USD	10,436,930	$9,008,962	$(1,427,968)
03/01/2017	Citibank	GBP	10,136,551	USD	13,270,494	12,757,726	(512,768)
Canadian Dollar/United States Dollar
02/10/2017	Citibank	CAD	1,644,000	USD	1,255,037	1,263,494	8,457
02/10/2017	Goldman Sachs	CAD	169,000	USD	127,947	129,885	1,938
02/10/2017	HSBC Bank	CAD	2,586,000	USD	1,954,989	1,987,467	32,478
Euro/United States Dollar
02/10/2017	Barclays Bank	EUR	11,848,942	USD	13,227,158	12,794,377	(432,781)
02/10/2017	Deutsche Bank	EUR	9,000,000	USD	10,017,423	9,718,116	(299,307)
02/10/2017	Goldman Sachs	EUR	1,059,000	USD	1,175,346	1,143,498	(31,848)
02/10/2017	HSBC Bank	EUR	20,134,000	USD	22,596,160	21,740,506	(855,654)
02/10/2017	Royal Bank of Canada	EUR	7,435,000	USD	8,122,378	8,028,244	(94,134)
Norwegian Krone/United States Dollar
02/13/2017	Barclays Bank	NOK	30,667,000	USD	3,589,113	3,718,399	129,286
02/13/2017	Royal Bank of Canada	NOK	18,885,500	USD	2,268,823	2,289,882	21,059

						$84,580,556	$(3,461,242)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
03/01/2017	Barclays Bank	USD	5,226,830	GBP	4,184,000	$5,265,926	$(39,096)
03/01/2017	Citibank	USD	1,987,431	GBP	1,596,500	2,009,333	(21,902)
03/01/2017	Deutsche Bank	USD	1,291,238	GBP	889,500	1,119,513	171,725
03/01/2017	JPMorgan Chase	USD	1,605,039	GBP	1,311,000	1,650,007	(44,968)
03/01/2017	Royal Bank of Canada	USD	52,923,649	GBP	37,904,000	47,705,460	5,218,189
03/01/2017	Westpac Banking Corp.	USD	2,359,799	GBP	1,938,000	2,439,140	(79,341)
United States Dollar/Canadian Dollar
02/10/2017	Citibank	USD	8,414,825	CAD	11,726,000	9,012,005	(597,180)
United States Dollar/Euro
02/10/2017	Barclays Bank	USD	11,587,231	EUR	10,263,000	11,081,892	505,339
02/10/2017	Citibank	USD	58,532,868	EUR	53,275,000	57,525,848	1,007,020
02/10/2017	Royal Bank of Canada	USD	442,262	EUR	401,500	433,536	8,726
02/10/2017	Westpac Banking Corp.	USD	34,112,366	EUR	29,645,500	32,010,935	2,101,431
United States Dollar/Norwegian Krone
02/13/2017	Royal Bank of Canada	USD	5,789,182	NOK	49,552,500	6,008,282	(219,100)

						$176,261,877	$8,010,843

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

January 31, 2017 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” size that may be affected at lower prices than institutional round lot trades.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the Investment Company of 1940, as amended, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

NQ Filing 2017

Notes to Statements of Investments (continued)

January 31, 2017 (unaudited)

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2017, Global High Income Fund and Total Return Bond Fund had no transfers between levels.

During the period ended January 31, 2017, Select International Equity Fund and Select International Equity Fund II had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2017 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at January 31, 2017. For the period ended January 31, 2017 there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Aberdeen Select International Equity Fund	$5,217,716	$—
Aberdeen Select International Equity Fund II	2,355,990	—

NQ Filing 2017

Notes to Statements of Investments (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	LEVEL 1 - Quoted Prices ($)		LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	21,333,777		157,905,609	—	179,239,386
Exchange Traded Funds	—	(1)	—	—	—
Government Bonds	—	(1)	—	—	—
Preferred Stocks	4,203,277		11,516,615	—	15,719,892
Short-Term Investment	5,416,954		—	—	5,416,954

	30,954,008		169,422,224	—	200,376,232

[1]	Represents a security that is fair valued at zero persuant to procedures approved by the Fund’s Board of Trustees.

Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	9,675,905	71,527,733	—	81,203,638
Preferred Stocks	1,898,137	5,243,862	—	7,141,999
Short-Term Investment	1,508,585	—	—	1,508,585

	13,082,627	76,771,595	—	89,854,222

NQ Filing 2017

Notes to Statements of Investments (continued)

January 31, 2017 (unaudited)

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	51,660,034	—	51,660,034
Commercial Mortgage-Backed Securities	—	35,443,363	—	35,443,363
Non-Agency Mortgage-Backed Securities	—	49,279,268	—	49,279,268
Corporate Bonds	—	157,400,787	—	157,400,787
Municipal Bonds	—	20,973,149	—	20,973,149
Government Bonds	—	30,123,936	—	30,123,936
U.S. Agencies	—	59,499,450	—	59,499,450
U.S. Treasuries	—	42,443,575	—	42,443,575
Agency Mortgage-Backed Securities	—	8,882,024	—	8,882,024
Short-Term Investment	16,816,250	—	—	16,816,250
Other Financial Instruments
Assets
Futures Contracts	120,860	—	—	120,860
Forward Foreign Currency Exchange Contracts	—	452,700	—	452,700
Liabilities
Futures Contracts	(29,181)	—	—	(29,181)
Forward Foreign Currency Exchange Contracts	—	(1,269,883)	—	(1,269,883)
Interest Rate Swap Agreements	—	(67,731)	—	(67,731)

	16,907,929	454,820,672	—	471,728,601

Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	423,583,224	2,012,169	425,595,393
Government Bonds	—	1,668,600	—	1,668,600
Bank Loans	—	6,415,494	2,849,653	9,265,147
Exchange Traded Funds	12,058,018	—	—	12,058,018
Short-Term Investment	20,767,673	—	—	20,767,673
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	9,205,648	—	9,205,648
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,656,047)	—	(4,656,047)

	32,825,691	436,216,919	4,861,822	473,904,432

Amounts listed as “–” are $0 or round to $0.

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2017

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of Jnuary 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2017
BANK LOANS
Italy	$2,917,045	$3,173	$(11,347)	$(20,341)	$—	(38,877)	$—	$—	$2,849,653	$(20,341)
COMMON STOCK
Norway	1,071,207	—	(25,999,162)	29,011,918	—	(4,083,963)	—	—	—	—
United States	—	—	—	—	—	—	—	—	—	—
CORPORATE BONDS
Canada	1,886,603	2,730	—	55,336	—	—	—	—	1,944,669	55,336
United States	56,250	—	—	11,250	—	—	—	—	67,500	11,250

TOTAL	$5,931,105	$5,903	$(26,010,509)	$29,058,163	$—	$(4,122,840)	$—	$—	$4,861,822	$46,245

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 1/31/17 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Aberdeen Global High Income Fund
Bank Loans	$2,849,653	Broker Pricing	Bid/Ask Spread	$108.2	$108.2
Corporate Bonds	2,012,169	Broker Pricing/Evaluated Pricing	Bid/Ask Spread	4.5 - 26.9	23.0

Broker Pricing: Includes indicative broker quotes that cannot be corroborated by observable market data.

Evaluated Pricing: In determining the fair value of the Common Stock as of January 31, 2017, the Aberdeen Global High Income Fund used the Market Approach to derive an evaluated price.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an entity generally represent the best estimate of fair value if they are completed at arm’s length. The Guideline Public Company Method involves identifying and selecting publicly traded companies with financial and operating characteristics similar to the company being valued. Once publicly traded companies are identified, valuation multiples can be derived, adjusted for comparability, and

NQ Filing 2017

Notes to Statements of Investments (continued)

January 31, 2017 (unaudited)

then applied to the subject company to estimate the value of its equity or invested capital. Similarly, the Comparable Transactions Method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to comparisons of the capital structure, operations, size, and profitability, as well as other operating characteristics of the target companies. Once comparable transactions for reasonable targets are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

The following Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, this Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the date the enforceable right to acquire these private placement investments was obtained, along with the cost and values at January 31, 2017, are as follows:

	Shares/Face Amount	Acquisition Date	Right to Acquire Date	Cost	Market Value	Percentage of Net Assets
Aberdeen Global High Income Fund
SCM Insurance Services, Inc.	7,230,000	8/21/2014	8/21/2014	$6,569,576	$1,944,669	0.41%

c. Bank Loans

As of January 31, 2017, none of the Funds held unfunded commitments or bridge loans.

2. Tax Information

As of January 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Select International Equity Fund	$251,076,643	$14,946,421	$(65,646,832)	$(50,700,411)
Aberdeen Select International Equity Fund II	99,288,108	6,652,348	(16,086,234)	(9,433,886)
Aberdeen Total Return Bond Fund	470,443,835	7,452,473	(5,374,472)	2,078,001
Aberdeen Global High Income Fund	475,791,067	14,841,645	(21,277,881)	(6,436,236)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended, includes an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended January 31, 2017 is set forth below:

NQ Filing 2017

Notes to Statements of Investments (concluded)

January 31, 2017 (unaudited)

Affiliate	Shares Held January 31, 2017	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2017
Aberdeen Global High Income Fund
Deep Ocean	—	$—	$(4,083,963)	$—	$—

Amounts listed as “–” are $0 or round to $0.

NQ Filing 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 31, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 31, 2017